Trading assets - Trading securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Trading assets
Disclosure of financial assets [line items]
Financial assets	254,271	238,130
Trading securities
Disclosure of financial assets [line items]
Financial assets	175,444	177,234
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	226,659	214,109
US Treasury and US Government agencies | Trading assets
Disclosure of financial assets [line items]
Financial assets	25,722	34,664
UK Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	10,040	9,710
Hong Kong Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	9,783	10,772
Other governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	72,456	66,530
Asset-backed securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	4,691	3,351
Corporate debt and other securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	25,140	28,186
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	78,827	60,896
Debt securities issued by banks and other financial institutions | Trading assets
Disclosure of financial assets [line items]
Financial assets	17,846	18,918
Debt securities issued by banks and other financial institutions, guaranteed by governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 2,637	$ 2,367